Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	BASIC MATERIALS — 5.0%
4,317	Air Products and Chemicals, Inc.	$1,103,512
8,965	Celanese Corp.	1,245,328
12,327	Eastman Chemical Co.	1,346,848
15,693	International Paper Co.[1]	779,158
12,327	LyondellBasell Industries N.V. - Class A1,2	1,270,790
		5,745,636
	COMMUNICATIONS — 8.4%
60,399	AT&T, Inc.	1,684,528
47,065	Cisco Systems, Inc.	2,111,806
17,104	Comcast Corp. - Class A	901,723
25,492	Thomson Reuters Corp.[2]	2,215,000
50,427	Verizon Communications, Inc.	2,788,613
		9,701,670
	CONSUMER, CYCLICAL — 5.5%
13,333	Home Depot, Inc.	3,444,447
22,412	Walmart, Inc.	2,911,767
		6,356,214
	CONSUMER, NON-CYCLICAL — 26.4%
15,686	AbbVie, Inc.	1,690,010
23,924	Altria Group, Inc.	1,043,086
5,603	Amgen, Inc.	1,260,227
16,809	Bristol-Myers Squibb Co.	1,030,896
34,516	Coca-Cola Co.	1,690,939
17,930	Corteva, Inc.[1]	809,539
21,291	CVS Health Corp.	1,450,556
17,930	Gilead Sciences, Inc.	1,100,902
20,171	Johnson & Johnson	3,196,297
17,930	Medtronic PLC[2]	2,097,272
24,653	Merck & Co., Inc.	1,790,301
29,135	Mondelez International, Inc. - Class A	1,548,817
17,930	PepsiCo, Inc.	2,316,377
67,462	Pfizer, Inc.	2,259,302
24,712	Philip Morris International, Inc.	2,076,302
25,774	Procter & Gamble Co.	3,183,862

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
25,774	Tyson Foods, Inc. - Class A1	$1,744,126
		30,288,811
	ENERGY — 7.0%
20,171	Chevron Corp.	2,017,100
28,015	ConocoPhillips	1,457,060
33,618	Exxon Mobil Corp.	1,827,811
87,466	Kinder Morgan, Inc.	1,285,750
16,809	Phillips 66[1]	1,395,987
		7,983,708
	FINANCIAL — 28.2%
33,618	Aflac, Inc.[1]	1,609,966
14,568	Arthur J. Gallagher & Co.	1,745,246
32,951	Bank of America Corp.	1,143,729
3,921	BlackRock, Inc.	2,723,134
14,511	Citigroup, Inc.	955,985
9,026	Crown Castle International Corp. - REIT	1,405,800
16,809	Fidelity National Financial, Inc.	643,449
34,732	Fifth Third Bancorp	1,204,853
63,874	Huntington Bancshares, Inc.[1]	979,827
25,105	JPMorgan Chase & Co.	3,694,703
73,959	KeyCorp	1,489,534
38,100	MetLife, Inc.[1]	2,194,560
8,630	PNC Financial Services Group, Inc.	1,452,947
18,833	Prologis, Inc. - REIT	1,865,785
25,774	Prudential Financial, Inc.	2,235,121
31,035	Truist Financial Corp.[1]	1,767,754
43,703	U.S. Bancorp	2,185,150
53,789	Wells Fargo & Co.	1,945,548
16,809	WP Carey, Inc. - REIT	1,152,089
		32,395,180
	INDUSTRIAL — 5.9%
108,698	Amcor PLC[1,2]	1,189,156
11,206	Caterpillar, Inc.	2,419,151
11,206	Emerson Electric Co.[1]	962,596
6,671	General Dynamics Corp.[1]	1,090,508

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
3,527	Lockheed Martin Corp.	$1,164,792
		6,826,203
	TECHNOLOGY — 7.8%
2,351	Broadcom, Inc.	1,104,665
84,045	HP, Inc.	2,434,784
41,462	Intel Corp.	2,520,060
12,327	Microsoft Corp.	2,864,548
		8,924,057
	UTILITIES — 2.5%
21,291	Public Service Enterprise Group, Inc.	1,146,095
31,377	Southern Co.	1,779,703
		2,925,798
	TOTAL COMMON STOCKS
	(Cost $95,918,680)	111,147,277
	SHORT-TERM INVESTMENTS — 9.1%

Units
COLLATERAL FOR SECURITIES LOANED — 6.0%
6,845,078	Securities Lending Fund II, LLC [3]	6,845,078

Principal Amount
$3,593,355	UMB Money Market Fiduciary, 0.01% [4]	3,593,355
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,438,433)	10,438,433
	TOTAL INVESTMENTS — 105.8%
	(Cost $106,357,113)	121,585,710
	Liabilities in Excess of Other Assets — (5.8)%	(6,671,093)
	TOTAL NET ASSETS — 100.0%	$114,914,617

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $6,643,657 at February 28, 2021.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.